Warrant Liabilities - Schedule of Exercise Price for each Purchase Warrants (Details)	Jun. 30, 2025 $ / shares
First Closing of First Tranche [Member]
Schedule of Exercise Price for each Purchase Warrants [Line Items]
Exercise price	$ 4.71
Second Closing of First Tranche [Member]
Schedule of Exercise Price for each Purchase Warrants [Line Items]
Exercise price	4.47
Third Closing of First Tranche [Member]
Schedule of Exercise Price for each Purchase Warrants [Line Items]
Exercise price	3.25
First Closing of Second Tranche [Member]
Schedule of Exercise Price for each Purchase Warrants [Line Items]
Exercise price	$ 1.7